CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2024	Aug. 31, 2024	Aug. 31, 2023
Cash flows used in operating activities
Net loss	$ (9,214,206)	$ (3,622,083)	$ (5,808,654)	$ (6,712,525)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation	736,770	395,726	492,236	170,382
Depreciation and amortization	66,427	59,783	76,153	145,397
Impairment loss	33,540	57,836	57,836	106,761
Noncash lease expense	20,828	24,130	32,603	41,564
Unrealized loss on marketable securities	22,267	79,335	69,835	221,693
Bad debt expense			7,760	0
Lease accretion	6,977	5,501	6,672	2,227
Accounts receivable	(203,652)	(81,759)	(35,551)	26,539
Prepaid expenses and deposits	364,469	167,237	(641,034)	29,978
Change in operating assets and liabilities
Long-term receivables	(439)	(15,016)	(15,016)	0
Inventory			0	43,069
Accounts payable and accrued liabilities	391,850	(111,153)	826,468	88,492
Operating lease liability	(27,757)	(26,881)	(33,273)	(44,814)
Deferred revenue	(4,963)	0	4,962	0
Net cash used in operating activities	(7,807,889)	(3,067,344)	(4,959,003)	(5,881,237)
Cash flows used in investing activities
Additions to intellectual property	(60,496)	(119,018)	(145,591)	(135,862)
Purchase of equipment	(24,645)	0	(43,014)	(33,748)
Net cash used in investing activities	(85,141)	(119,018)	(188,605)	(169,610)
Cash flows from financing activities
Proceeds from exercise of stock options			2,875	0
Proceeds from shares sold for cash	6,046,163	4,208,731	4,208,731	1,589,731
Proceeds from exercise of warrants	0	6,106,476	6,103,601	0
Net cash provided by financing activities	6,046,163	10,315,207	10,315,207	1,589,731
Effect of exchange rate changes on cash	(61,257)	(21,866)	(19,816)	0
Net change in cash for the period	(1,908,124)	7,106,979	5,147,783	(4,461,116)
Cash at beginning of period	6,499,885	1,352,102	1,352,102	5,813,218
Cash at end of period	$ 4,591,761	$ 8,459,081	6,499,885	1,352,102
Supplemental information of cash flows:
Income taxes paid in cash			10,042	8,214
Remeasurement of operating lease right of use assets and liabilities			$ 0	$ 156,566